Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Document Created Date	dei_DocumentCreationDate	Nov. 03, 2023